Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net (loss) income	$ (49,472)	$ 5,067,125	$ 8,889,961	$ 9,418,027
Diluted weighted average common shares outstanding	1,700,229	27,600,000	27,454,165	26,087,671
Diluted net (loss) income per common share	$ (0.03)	$ 0.18	$ 0.32	$ 0.36
Basic weighted average common shares outstanding	1,700,229	27,600,000	27,454,165	26,087,671
Basic net (loss) income per common share	$ (0.03)	$ 0.18	$ 0.32	$ 0.36
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net (loss) income	$ (200,771)	$ 1,266,781	$ 2,234,296	$ 2,473,196
Diluted weighted average common shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000
Diluted net (loss) income per common share	$ (0.03)	$ 0.18	$ 0.32	$ 0.36
Basic weighted average common shares outstanding	6,900,000	6,900,000	6,900,000	6,850,685
Basic net (loss) income per common share	$ (0.03)	$ 0.18	$ 0.32	$ 0.36